Provisions (Tables)	12 Months Ended
Mar. 31, 2023
Provisions
Schedule of Provisions

	Asset
	retirement	Legal and
	obligations	regulatory	Restructuring	Other	Total
	€m	€m	€m	€m	€m
1 April 2021	1,222	528	426	463	2,639
Exchange movements	3	(25)	(4)	5	(21)
Amounts capitalised in the year	297	–	–	–	297
Amounts charged to the income statement	–	216	216	139	571
Utilised in the year − payments	(51)	(128)	(295)	(197)	(671)
Amounts released to the income statement	(1)	(142)	(41)	(83)	(267)
31 March 2022	1,470	449	302	327	2,548
Exchange movements	(22)	(28)	–	(2)	(52)
Disposal of subsidiaries	(578)	(8)	(2)	(2)	(590)
Amounts capitalised in the year	185	–	–	–	185
Amounts charged to the income statement	–	138	425	126	689
Utilised in the year − payments	(59)	(44)	(181)	(123)	(407)
Amounts released to the income statement	(1)	(77)	(36)	(48)	(162)
Other	35	–	–	–	35
31 March 2023	1,030	430	508	278	2,246

Schedule of Provisions analysed between current and non-current

	Asset
	retirement	Legal and
	obligations	regulatory	Restructuring	Other	Total
	€m	€m	€m	€m	€m
Current liabilities	61	193	298	122	674
Non-current liabilities	969	237	210	156	1,572
31 March 2023	1,030	430	508	278	2,246

	Asset
	retirement	Legal and
	obligations	regulatory	Restructuring	Other	Total
	€m	€m	€m	€m	€m
Current liabilities	43	235	241	148	667
Non-current liabilities	1,427	214	61	179	1,881
31 March 2022	1,470	449	302	327	2,548